DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Due from related parties	$ 37,181	$ 102,330
Lifschultz Enterprise Company LLC
Due from related parties	37,181	102,330
Current portion	0	0
Non-current portion	$ (37,181)	$ (102,330)